Segment reporting by geographic location (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 49,573	$ 48,611	$ 40,834
Total revenues (Share %)	100.00%	100.00%
Total non-current assets	$ 25,300	$ 24,700	$ 27,700
Total non-current assets (Share %)	100.00%	100.00%	100.00%
Americas
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 17,600	$ 16,800
Total revenues (Share %)	36.00%	35.00%
Total non-current assets	$ 8,500	$ 8,600	$ 9,400
Total non-current assets (Share %)	34.00%	35.00%	34.00%
Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 8,000	$ 6,800
Total revenues (Share %)	16.00%	14.00%
Total non-current assets	$ 1,300	$ 1,400	$ 1,700
Total non-current assets (Share %)	5.00%	6.00%	6.00%
EMEA (excluding Switzerland)
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 8,500	$ 7,700
Total revenues (Share %)	17.00%	16.00%
Total non-current assets	$ 3,200	$ 3,100	$ 3,300
Total non-current assets (Share %)	12.00%	12.00%	12.00%
Switzerland
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ 15,800	$ 15,100
Total revenues (Share %)	32.00%	31.00%
Total non-current assets	$ 12,300	$ 11,600	$ 13,300
Total non-current assets (Share %)	49.00%	47.00%	48.00%
Global
Disclosure Of Geographical Areas [Line Items]
Total revenues	$ (400)	$ 2,200
Total revenues (Share %)	(1.00%)	5.00%
Total non-current assets	$ 0	$ 0	$ 0
Total non-current assets (Share %)	0.00%	0.00%	0.00%